Schedule of Investments(a)
November 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–71.97%
Advertising–0.21%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$2,219,000	$2,369,785
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,791,000	4,035,967
		6,405,752
Aerospace & Defense–1.76%
Boeing Co. (The),
1.17%, 02/04/2023	5,077,000	5,079,116
1.95%, 02/01/2024	14,400,000	14,603,893
1.43%, 02/04/2024	6,760,000	6,760,692
2.75%, 02/01/2026(b)	10,499,000	10,791,396
2.20%, 02/04/2026(b)	6,965,000	6,954,406
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,686,000	3,844,353
Textron, Inc., 4.30%, 03/01/2024	4,114,000	4,355,347
		52,389,203
Agricultural & Farm Machinery–0.16%
CNH Industrial Capital LLC, 1.45%, 07/15/2026	4,999,000	4,909,279
Agricultural Products–0.23%
Bunge Ltd. Finance Corp.,
4.35%, 03/15/2024	3,883,000	4,155,049
1.63%, 08/17/2025(b)	2,607,000	2,609,399
		6,764,448
Airlines–1.53%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	3,254,000	3,296,313
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(c)	932,733	927,216
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,883,188
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(c)	26,177,000	27,455,200
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,289,093	2,292,744
Series 2020-1, Class A, 5.88%, 10/15/2027	7,526,295	8,234,919
United Airlines, Inc., 4.38%, 04/15/2026(c)	1,404,000	1,412,319
		45,501,899
Apparel Retail–0.40%
Ross Stores, Inc.,
3.38%, 09/15/2024	2,568,000	2,700,167
4.60%, 04/15/2025	8,456,000	9,299,344
		11,999,511
Apparel, Accessories & Luxury Goods–0.11%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)(c)	3,232,000	3,368,051
Principal Amount		Value
Asset Management & Custody Banks–0.47%
Ameriprise Financial, Inc.,
3.00%, 03/22/2022	$3,000,000	$3,024,313
3.00%, 04/02/2025	1,497,000	1,575,014
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)(d)	2,475,000	2,565,181
FS KKR Capital Corp., 1.65%, 10/12/2024	4,929,000	4,850,223
Hercules Capital, Inc., 2.63%, 09/16/2026	2,144,000	2,116,452
		14,131,183
Automobile Manufacturers–3.60%
American Honda Finance Corp., 0.75%, 08/09/2024(b)	11,201,000	11,102,902
Daimler Finance North America LLC (Germany), 2.70%, 06/14/2024(c)	5,270,000	5,467,067
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	4,592,000	4,614,914
3.09%, 01/09/2023	3,285,000	3,330,563
2.70%, 08/10/2026(b)	10,647,000	10,583,118
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	4,786,000	5,038,117
Hyundai Capital America,
3.95%, 02/01/2022(c)	16,000,000	16,085,150
3.10%, 04/05/2022(c)	6,011,000	6,056,602
2.85%, 11/01/2022(c)	6,667,000	6,793,670
5.75%, 04/06/2023(b)(c)	7,402,000	7,860,308
5.88%, 04/07/2025(c)	6,208,000	7,039,481
Kia Corp. (South Korea), 1.75%, 10/16/2026(c)	1,064,000	1,057,368
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024(c)	8,571,000	8,445,157
Nissan Motor Co. Ltd. (Japan), 3.04%, 09/15/2023(c)	7,361,000	7,583,296
Stellantis Finance US, Inc., 1.71%, 01/29/2027(b)(c)	2,604,000	2,556,289
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	3,697,000	3,818,743
		107,432,745
Automotive Retail–0.16%
AutoZone, Inc., 3.63%, 04/15/2025(b)	4,557,000	4,865,736
Biotechnology–0.86%
AbbVie, Inc.,
3.85%, 06/15/2024	7,600,000	8,063,100
2.60%, 11/21/2024	13,231,000	13,721,073
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	3,791,000	3,913,281
		25,697,454

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Broadcasting–0.05%
Fox Corp.,
4.03%, 01/25/2024	$1,180,000	$1,249,430
3.05%, 04/07/2025(b)	360,000	379,182
		1,628,612
Building Products–0.06%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)(c)	1,916,000	1,863,115
Cable & Satellite–0.38%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,696,000	3,935,598
Comcast Corp., 3.30%, 04/01/2027	5,320,000	5,714,885
Sirius XM Radio, Inc., 3.13%, 09/01/2026(c)	1,595,000	1,573,834
		11,224,317
Computer & Electronics Retail–0.53%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	8,518,000	9,070,825
5.85%, 07/15/2025	2,000,000	2,289,554
Leidos, Inc.,
2.95%, 05/15/2023	3,077,000	3,167,962
3.63%, 05/15/2025	1,227,000	1,310,565
		15,838,906
Construction Machinery & Heavy Trucks–0.27%
nVent Finance S.a.r.l. (United Kingdom), 3.95%, 04/15/2023	4,000,000	4,166,418
Wabtec Corp., 4.40%, 03/15/2024	3,698,000	3,938,789
		8,105,207
Consumer Finance–0.57%
Ally Financial, Inc., 1.45%, 10/02/2023	3,982,000	4,001,461
American Express Co., 0.28% (SOFR + 0.23%), 11/03/2023(e)	3,000,000	2,997,843
Capital One Financial Corp., 3.20%, 01/30/2023	3,882,000	3,988,330
Discover Bank, 2.45%, 09/12/2024	2,450,000	2,511,588
Synchrony Financial, 4.25%, 08/15/2024	3,179,000	3,385,746
		16,884,968
Data Processing & Outsourced Services–0.67%
Fiserv, Inc., 3.80%, 10/01/2023	3,699,000	3,886,660
Global Payments, Inc., 4.00%, 06/01/2023	4,619,000	4,822,772
PayPal Holdings, Inc., 2.20%, 09/26/2022	5,231,000	5,308,126
Square, Inc., 2.75%, 06/01/2026(c)	6,014,000	5,994,274
		20,011,832
Distillers & Vintners–0.15%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	4,343,000	4,441,748
Principal Amount		Value
Diversified Banks–10.78%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
0.88%, 09/18/2023	$5,350,000	$5,345,061
1.13%, 09/18/2025	6,895,000	6,763,906
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(c)	6,415,000	6,574,252
Banco Santander S.A. (Spain), 0.70%, 06/30/2024(b)(d)	10,200,000	10,144,835
Bank of America Corp.,
3.00%, 12/20/2023(d)	2,569,000	2,627,482
3.86%, 07/23/2024(d)	4,528,000	4,731,149
1.20%, 10/24/2026(d)	9,000,000	8,816,616
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(c)	2,997,000	3,189,301
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	3,105,000	3,254,349
Bank of Nova Scotia (The) (Canada), 0.60% (SOFR + 0.55%), 03/02/2026(e)	20,000,000	20,035,231
Banque Federative du Credit Mutuel S.A. (France),
0.65%, 02/27/2024(c)	4,545,000	4,503,749
1.00%, 02/04/2025(c)	10,000,000	9,903,986
Barclays PLC (United Kingdom),
1.59% (3 mo. USD LIBOR + 1.43%), 02/15/2023(e)	5,954,000	5,967,475
1.01%, 12/10/2024(d)	4,270,000	4,242,757
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(c)	3,375,000	3,364,757
BBVA USA, 2.50%, 08/27/2024	3,183,000	3,297,904
Citigroup, Inc.,
0.78%, 10/30/2024(d)	18,000,000	17,893,468
0.98%, 05/01/2025(d)	7,499,000	7,451,511
1.28%, 11/03/2025(d)	2,728,000	2,721,971
1.38% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)(e)	15,308,000	15,677,518
Series V, 4.70%(b)(d)(f)	3,790,000	3,822,973
Citizens Bank N.A., 2.65%, 05/26/2022	3,881,000	3,915,520
Corp Andina de Fomento (Supranational), 1.25%, 10/26/2024	8,704,000	8,682,906
Credit Agricole S.A. (France), 3.38%, 01/10/2022(c)	3,327,000	3,337,003
Danske Bank A/S (Denmark),
1.17% (3 mo. USD LIBOR + 1.06%), 09/12/2023(c)(e)	5,898,000	5,949,723
0.98%, 09/10/2025(c)(d)	4,972,000	4,905,939
3.24%, 12/20/2025(c)(d)	1,779,000	1,852,925
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(c)	4,334,000	4,417,328
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	2,956,000	3,075,301
0.73%, 08/17/2024(d)	8,555,000	8,495,907
0.63% (SOFR + 0.58%), 11/22/2024(e)	2,496,000	2,496,744
1.16%, 11/22/2024(d)	6,000,000	5,992,057
0.98%, 05/24/2025(d)	2,704,000	2,674,445
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	923,101
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 1.06% (SOFR + 1.01%), 04/01/2027(e)	$8,913,000	$8,995,698
JPMorgan Chase & Co.,
2.78%, 04/25/2023(b)(d)	3,885,000	3,916,809
Series HH, 4.60%(d)(f)	5,455,000	5,504,695
Series V, 3.45% (3 mo. USD LIBOR + 3.32%)(e)(f)	1,390,000	1,379,331
Lloyds Banking Group PLC (United Kingdom), 2.91%, 11/07/2023(d)	3,515,000	3,579,891
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(b)(c)	6,500,000	6,938,431
Mizuho Financial Group, Inc. (Japan), 1.24%, 07/10/2024(b)(d)	4,000,000	4,017,550
National Bank of Canada (Canada), 0.55%, 11/15/2024(b)(d)	3,595,000	3,561,902
NatWest Markets PLC (United Kingdom),
0.58% (SOFR + 0.53%), 08/12/2024(c)(e)	1,429,000	1,431,827
0.80%, 08/12/2024(c)	3,000,000	2,960,465
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(b)(c)	3,704,000	3,721,315
PNC Bank N.A., 0.55% (3 mo. USD LIBOR + 0.43%), 12/09/2022(e)	8,000,000	8,000,525
Royal Bank of Canada (Canada), 0.57% (SOFR + 0.53%), 01/20/2026(e)	8,000,000	7,981,597
Skandinaviska Enskilda Banken AB (Sweden), 0.76% (3 mo. USD LIBOR + 0.65%), 12/12/2022(c)(e)	5,559,000	5,592,129
Societe Generale S.A. (France), 1.49%, 12/14/2026(c)(d)	5,361,000	5,242,229
Standard Chartered PLC (United Kingdom),
1.28% (3 mo. USD LIBOR + 1.15%), 01/20/2023(c)(e)	1,379,000	1,380,476
1.32%, 10/14/2023(c)(d)	2,523,000	2,529,269
0.99%, 01/12/2025(c)(d)	4,449,000	4,406,849
1.21%, 03/23/2025(c)(d)	2,983,000	2,969,749
1.82%, 11/23/2025(c)(d)	1,622,000	1,622,820
Sumitomo Mitsui Trust Bank Ltd. (Japan),
0.80%, 09/12/2023(b)(c)	4,436,000	4,435,822
0.85%, 03/25/2024(c)	5,712,000	5,679,715
0.80%, 09/16/2024(c)	7,666,000	7,575,146
1.55%, 03/25/2026(c)	2,801,000	2,798,415
UBS AG (Switzerland), 1.75%, 04/21/2022(c)	6,583,000	6,611,575
Wells Fargo & Co., 0.81%, 05/19/2025(d)	1,749,000	1,732,807
		321,616,187
Diversified Capital Markets–1.74%
Credit Suisse AG (Switzerland),
2.80%, 04/08/2022	2,795,000	2,818,570
1.00%, 05/05/2023	6,818,000	6,841,283
2.95%, 04/09/2025(b)	2,512,000	2,640,916
Principal Amount		Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
3.57%, 01/09/2023(c)	$6,700,000	$6,718,731
2.59%, 09/11/2025(c)(d)	3,699,000	3,783,635
1.31%, 02/02/2027(c)(d)	9,600,000	9,301,798
Deutsche Bank AG (Germany), 3.96%, 11/26/2025(d)	5,000,000	5,305,783
Macquarie Group Ltd. (Australia),
3.19%, 11/28/2023(c)(d)	4,342,000	4,445,406
1.20%, 10/14/2025(c)(d)	7,143,000	7,091,122
UBS AG (Switzerland), 0.70%, 08/09/2024(c)	2,855,000	2,825,564
		51,772,808
Drug Retail–0.68%
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023(b)	20,271,000	20,219,396
Electric Utilities–2.03%
Alabama Power Co., Series 17-A, 2.45%, 03/30/2022	3,515,000	3,531,751
Alliant Energy Finance LLC, 3.75%, 06/15/2023(c)	3,696,000	3,839,436
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	3,835,000	4,046,379
Exelon Corp., 3.50%, 06/01/2022	7,373,000	7,449,625
Exelon Generation Co. LLC, 3.25%, 06/01/2025	4,676,000	4,917,634
FirstEnergy Corp., Series B, 4.75%, 03/15/2023	3,606,000	3,711,584
NextEra Energy Capital Holdings, Inc.,
3.15%, 04/01/2024	4,624,000	4,831,732
2.75%, 05/01/2025	1,904,000	1,983,403
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(c)	375,000	393,064
NRG Energy, Inc., 3.75%, 06/15/2024(c)	3,926,000	4,102,441
Pacific Gas and Electric Co., 1.75%, 06/16/2022	13,800,000	13,793,251
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	3,069,000	3,041,379
Southwestern Electric Power Co., 3.55%, 02/15/2022	2,000,000	2,000,180
Vistra Operations Co. LLC, 3.55%, 07/15/2024(c)	2,772,000	2,875,084
		60,516,943
Electronic Equipment & Instruments–0.07%
Vontier Corp., 1.80%, 04/01/2026(c)	2,220,000	2,181,161
Fertilizers & Agricultural Chemicals–0.20%
CF Industries, Inc., 3.45%, 06/01/2023	2,163,000	2,242,988
Nutrien Ltd. (Canada), 3.50%, 06/01/2023	3,511,000	3,639,387
		5,882,375
Financial Exchanges & Data–0.44%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	4,532,000	4,521,114
Moody’s Corp., 2.63%, 01/15/2023	6,101,000	6,225,630
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc., 0.45%, 12/21/2022	$2,273,000	$2,268,391
		13,015,135
Food Retail–0.18%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(c)	2,922,000	2,954,040
Kroger Co. (The), 2.80%, 08/01/2022	2,357,000	2,388,419
		5,342,459
Gas Utilities–0.12%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(c)	3,609,000	3,575,939
General Merchandise Stores–0.13%
Dollar Tree, Inc., 3.70%, 05/15/2023	3,695,000	3,839,158
Gold–0.02%
Newmont Corp., 3.70%, 03/15/2023	565,000	581,181
Health Care Distributors–0.34%
McKesson Corp., 1.30%, 08/15/2026	10,477,000	10,254,884
Health Care Equipment–0.07%
Becton, Dickinson and Co., 3.36%, 06/06/2024	2,094,000	2,197,641
Health Care Facilities–0.14%
HCA, Inc., 5.38%, 02/01/2025(b)	3,756,000	4,101,552
Health Care REITs–0.30%
Ventas Realty L.P., 2.65%, 01/15/2025	3,928,000	4,078,396
Welltower, Inc., 3.63%, 03/15/2024(b)	4,623,000	4,871,831
		8,950,227
Health Care Services–0.29%
Cigna Corp., 3.75%, 07/15/2023	2,581,000	2,693,908
CVS Health Corp., 2.63%, 08/15/2024(b)	3,619,000	3,743,832
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)(c)	2,121,000	2,099,684
		8,537,424
Homebuilding–0.51%
D.R. Horton, Inc., 4.75%, 02/15/2023	4,820,000	5,002,689
Lennar Corp.,
4.75%, 11/15/2022(b)	4,200,000	4,319,805
4.88%, 12/15/2023	5,000,000	5,326,025
Toll Brothers Finance Corp., 4.88%, 11/15/2025	502,000	550,714
		15,199,233
Hotels, Resorts & Cruise Lines–1.74%
Expedia Group, Inc.,
3.60%, 12/15/2023	4,537,000	4,732,714
4.63%, 08/01/2027	13,553,000	15,152,900
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Hyatt Hotels Corp.,
1.10% (SOFR + 1.05%), 10/01/2023(e)	$10,000,000	$10,021,162
1.30%, 10/01/2023	15,000,000	15,009,197
1.80%, 10/01/2024	7,000,000	7,007,404
		51,923,377
Housewares & Specialties–0.03%
Newell Brands, Inc., 4.35%, 04/01/2023	743,000	770,536
Independent Power Producers & Energy Traders–0.26%
AES Corp. (The), 1.38%, 01/15/2026	7,870,000	7,648,662
Industrial Conglomerates–0.06%
Roper Technologies, Inc., 1.00%, 09/15/2025	1,832,000	1,790,251
Industrial Machinery–0.12%
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	3,757,000	3,723,463
Insurance Brokers–0.09%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	2,665,000	2,830,881
Integrated Oil & Gas–1.59%
Exxon Mobil Corp., 2.99%, 03/19/2025	5,582,000	5,881,296
Gray Oak Pipeline LLC,
2.00%, 09/15/2023(c)	9,333,000	9,445,174
2.60%, 10/15/2025(c)	6,070,000	6,178,068
SA Global Sukuk Ltd. (Saudi Arabia), 0.95%, 06/17/2024(c)	3,107,000	3,063,291
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(c)	14,633,000	14,759,019
2.88%, 04/16/2024(c)	7,791,000	8,067,152
		47,394,000
Integrated Telecommunication Services–1.66%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(b)(e)	4,711,000	4,714,121
1.29% (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	2,732,000	2,786,007
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,771,000	4,014,737
NBN Co. Ltd. (Australia), 0.88%, 10/08/2024(b)(c)	15,000,000	14,841,055
Verizon Communications, Inc.,
0.55% (SOFR + 0.50%), 03/22/2024(e)	3,472,000	3,488,493
0.85%, 11/20/2025(b)	8,426,000	8,189,241
1.45%, 03/20/2026(b)	11,601,000	11,526,101
		49,559,755
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Interactive Media & Services–0.56%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(c)	$4,039,000	$4,124,250
3.28%, 04/11/2024(c)	10,000,000	10,446,806
1.81%, 01/26/2026(b)(c)	2,242,000	2,246,271
		16,817,327
Internet & Direct Marketing Retail–0.18%
Meituan (China), 2.13%, 10/28/2025(b)(c)	5,622,000	5,403,263
Internet Services & Infrastructure–0.09%
VeriSign, Inc.,
5.25%, 04/01/2025	1,858,000	2,057,122
4.75%, 07/15/2027	583,000	607,512
		2,664,634
Investment Banking & Brokerage–4.32%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(c)	4,519,000	4,656,933
Goldman Sachs Group, Inc. (The),
0.48%, 01/27/2023	6,250,000	6,230,831
0.48% (SOFR + 0.43%), 03/08/2023(e)	12,507,000	12,503,094
2.91%, 06/05/2023(d)	4,620,000	4,669,528
0.63% (SOFR + 0.58%), 03/08/2024(e)	8,497,000	8,507,538
0.93%, 10/21/2024(b)(d)	15,000,000	14,948,253
0.84% (SOFR + 0.79%), 12/09/2026(e)	11,447,000	11,434,038
1.09%, 12/09/2026(d)	5,384,000	5,238,013
0.86% (SOFR + 0.81%), 03/09/2027(e)	15,315,000	15,360,213
0.87% (SOFR + 0.82%), 09/10/2027(e)	1,000,000	1,001,985
1.95%, 10/21/2027(d)	6,154,000	6,143,346
Morgan Stanley,
2.75%, 05/19/2022	5,175,000	5,229,628
0.56%, 11/10/2023(d)	4,000,000	3,988,851
0.53%, 01/25/2024(d)	10,000,000	9,963,678
0.73%, 04/05/2024(b)(d)	8,036,000	8,016,850
0.99%, 12/10/2026(b)(d)	7,408,000	7,168,534
Series I, 0.86%, 10/21/2025(d)	2,942,000	2,894,648
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	845,000	852,496
		128,808,457
Life & Health Insurance–3.30%
Athene Global Funding,
1.20%, 10/13/2023(b)(c)	8,205,000	8,248,831
0.95%, 01/08/2024(b)(c)	5,000,000	4,986,406
1.45%, 01/08/2026(c)	3,086,000	3,048,345
2.95%, 11/12/2026(b)(c)	5,573,000	5,835,618
Brighthouse Financial Global Funding,
0.81% (SOFR + 0.76%), 04/12/2024(c)(e)	4,000,000	4,033,021
1.00%, 04/12/2024(c)	2,857,000	2,843,830
1.55%, 05/24/2026(c)	4,616,000	4,569,821
Equitable Financial Life Global Funding,
0.44% (SOFR + 0.39%), 04/06/2023(c)(e)	10,000,000	10,017,025
0.50%, 11/17/2023(b)(c)	6,667,000	6,617,856
0.80%, 08/12/2024(c)	8,571,000	8,487,140
Principal Amount		Value
Life & Health Insurance–(continued)
F&G Global Funding, 0.90%, 09/20/2024(b)(c)	$7,710,000	$7,613,002
GA Global Funding Trust,
1.00%, 04/08/2024(c)	8,609,000	8,568,535
0.80%, 09/13/2024(c)	8,182,000	8,062,154
1.63%, 01/15/2026(b)(c)	1,387,000	1,386,121
Principal Life Global Funding II, 0.50% (SOFR + 0.45%), 04/12/2024(c)(e)	2,941,000	2,955,624
Protective Life Global Funding, 0.63%, 10/13/2023(c)	2,539,000	2,532,531
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(c)	8,350,000	8,602,827
		98,408,687
Life Sciences Tools & Services–0.84%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	25,000,000	25,006,123
Managed Health Care–0.37%
Humana, Inc., 2.90%, 12/15/2022	3,835,000	3,919,153
UnitedHealth Group, Inc., 2.38%, 08/15/2024(b)	7,000,000	7,254,689
		11,173,842
Metal & Glass Containers–0.16%
Ball Corp., 4.88%, 03/15/2026(b)	846,000	921,611
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)(c)	3,903,000	3,799,785
		4,721,396
Movies & Entertainment–1.00%
Netflix, Inc.,
5.50%, 02/15/2022	3,852,000	3,890,328
5.75%, 03/01/2024	6,120,000	6,685,702
5.88%, 02/15/2025	5,000,000	5,630,225
4.38%, 11/15/2026(b)	10,000,000	11,036,650
Tencent Music Entertainment Group (China), 1.38%, 09/03/2025	2,695,000	2,622,179
		29,865,084
Multi-line Insurance–0.06%
American International Group, Inc., 2.50%, 06/30/2025	1,586,000	1,641,939
Multi-Utilities–1.42%
Ameren Corp., 2.50%, 09/15/2024	2,585,000	2,667,422
Black Hills Corp., 1.04%, 08/23/2024	15,999,000	15,858,752
CenterPoint Energy, Inc., 2.50%, 09/01/2024	9,432,000	9,693,380
Dominion Energy, Inc., 3.07%, 08/15/2024(g)	4,622,000	4,814,194
DTE Energy Co.,
Series C, 2.53%, 10/01/2024	4,809,000	4,970,092
Series F, 1.05%, 06/01/2025	4,413,000	4,339,381
		42,343,221
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Office REITs–0.28%
Office Properties Income Trust,
4.25%, 05/15/2024	$6,530,000	$6,842,218
2.65%, 06/15/2026	1,639,000	1,634,734
		8,476,952
Oil & Gas Equipment & Services–0.14%
Schlumberger Holdings Corp., 3.75%, 05/01/2024(c)	3,885,000	4,090,110
Oil & Gas Exploration & Production–0.86%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,836,000	3,912,821
Continental Resources, Inc., 2.27%, 11/15/2026(c)	2,857,000	2,826,130
Coterra Energy, Inc., 4.38%, 06/01/2024(c)	3,694,000	3,928,260
Devon Energy Corp., 5.25%, 10/15/2027(c)	9,117,000	9,638,964
EQT Corp.,
3.00%, 10/01/2022(b)	350,000	351,269
3.13%, 05/15/2026(c)	2,000,000	2,001,860
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(c)	3,169,000	3,088,114
		25,747,418
Oil & Gas Refining & Marketing–0.13%
Phillips 66,
3.70%, 04/06/2023	776,000	804,803
1.30%, 02/15/2026	3,024,000	2,967,067
		3,771,870
Oil & Gas Storage & Transportation–4.59%
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	4,622,000	4,682,257
Energy Transfer L.P.,
4.25%, 03/15/2023	2,921,000	3,016,658
5.88%, 01/15/2024	3,787,000	4,083,046
2.90%, 05/15/2025	4,079,000	4,211,793
5.50%, 06/01/2027	29,551,000	33,822,215
Enterprise Products Operating LLC, Series D, 4.88%, 08/16/2077(d)	5,002,000	4,815,159
EQM Midstream Partners L.P., 4.75%, 07/15/2023	1,245,000	1,286,801
Kinder Morgan, Inc.,
3.15%, 01/15/2023	3,142,000	3,216,012
1.75%, 11/15/2026(b)	12,499,000	12,407,676
MPLX L.P.,
3.50%, 12/01/2022	5,543,000	5,679,450
1.75%, 03/01/2026	10,912,000	10,806,036
ONEOK Partners L.P., 4.90%, 03/15/2025	4,160,000	4,567,596
ONEOK, Inc., 5.85%, 01/15/2026	3,715,000	4,281,400
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,884,000	4,043,720
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	15,720,000	20,073,908
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024(b)	8,380,000	8,319,767
Western Midstream Operating L.P., 2.22% (3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	3,208,000	3,191,845
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The), 3.35%, 08/15/2022	$4,437,000	$4,489,366
		136,994,705
Other Diversified Financial Services–2.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
1.15%, 10/29/2023	19,737,000	19,687,074
1.65%, 10/29/2024	10,000,000	9,985,775
2.45%, 10/29/2026	5,962,000	5,980,423
AIG Global Funding, 2.70%, 12/15/2021(c)	7,047,000	7,053,089
Blackstone Private Credit Fund,
1.75%, 09/15/2024(c)	4,695,000	4,641,376
2.35%, 11/22/2024(b)(c)	6,334,000	6,337,902
2.63%, 12/15/2026(c)	6,734,000	6,549,750
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	9,221,000	9,248,275
Equitable Holdings, Inc., 3.90%, 04/20/2023	3,004,000	3,124,861
LSEGA Financing PLC (United Kingdom), 0.65%, 04/06/2024(c)	9,181,000	9,092,186
USAA Capital Corp., 1.50%, 05/01/2023(c)	3,698,000	3,744,775
		85,445,486
Packaged Foods & Meats–0.33%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,792,000	4,057,752
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(c)	5,802,000	5,648,999
		9,706,751
Paper Packaging–0.97%
Berry Global, Inc.,
0.95%, 02/15/2024	5,022,000	4,970,148
1.57%, 01/15/2026	1,614,000	1,583,027
4.88%, 07/15/2026(c)	6,049,000	6,283,852
1.65%, 01/15/2027	9,251,000	9,020,465
Packaging Corp. of America, 3.65%, 09/15/2024	3,240,000	3,441,429
Sealed Air Corp.,
5.50%, 09/15/2025(c)	938,000	1,024,254
1.57%, 10/15/2026(c)	2,815,000	2,746,100
		29,069,275
Paper Products–0.15%
Georgia-Pacific LLC, 1.75%, 09/30/2025(c)	4,459,000	4,491,609
Pharmaceuticals–0.84%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	5,174,000	5,436,424
Mylan, Inc., 3.13%, 01/15/2023(c)	3,836,000	3,931,058
Royalty Pharma PLC, 1.20%, 09/02/2025	2,697,000	2,647,481
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	3,787,000	4,032,361
Viatris, Inc.,
1.13%, 06/22/2022	5,715,000	5,724,547
1.65%, 06/22/2025	3,401,000	3,395,787
		25,167,658
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Railroads–0.31%
Canadian Pacific Railway Co. (Canada),
1.35%, 12/02/2024	$9,000,000	$8,995,262
1.75%, 12/02/2026	352,000	352,406
		9,347,668
Real Estate Development–0.61%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	202,000	136,855
6.05%, 10/13/2025(c)	1,650,000	1,035,375
5.50%, 05/17/2026(c)	413,000	259,157
Country Garden Holdings Co. Ltd. (China),
5.63%, 12/15/2021(c)(h)	400,000	378,975
7.13%, 01/27/2022(c)	1,334,000	1,333,933
4.75%, 07/25/2022(c)	2,300,000	2,254,000
5.40%, 05/27/2025(c)	400,000	384,972
3.13%, 10/22/2025(c)	1,903,000	1,702,854
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	987,000	956,916
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(c)	470,000	462,950
4.25%, 07/12/2025(c)	1,059,000	942,510
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	1,772,000	1,457,546
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	3,204,000	3,170,720
Sino-Ocean Land Treasure IV Ltd. (China),
5.25%, 04/30/2022(c)	807,000	799,072
3.25%, 05/05/2026(c)	3,000,000	2,773,222
		18,049,057
Regional Banks–1.91%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	12,541,000	13,720,591
Fifth Third Bancorp, 1.63%, 05/05/2023	4,194,000	4,244,276
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	751,792
Huntington Bancshares, Inc., 2.63%, 08/06/2024(b)	3,236,000	3,348,420
M&T Bank Corp., 3.55%, 07/26/2023	1,530,000	1,592,089
PNC Financial Services Group, Inc. (The), 3.50%, 01/23/2024	3,545,000	3,725,041
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,153,000	3,301,071
Synovus Financial Corp., 3.13%, 11/01/2022	2,040,000	2,073,335
Truist Bank,
1.25%, 03/09/2023(b)	9,640,000	9,705,077
3.20%, 04/01/2024(b)	3,144,000	3,298,676
3.69%, 08/02/2024(d)	3,420,000	3,581,184
Zions Bancorporation N.A., 3.35%, 03/04/2022	7,611,000	7,647,336
		56,988,888
Reinsurance–0.25%
Swiss Re America Holding Corp., 7.00%, 02/15/2026	6,108,000	7,456,300
Principal Amount		Value
Renewable Electricity–0.12%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	$3,542,000	$3,569,389
Restaurants–0.10%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	3,034,000	3,077,705
Retail REITs–0.30%
Kite Realty Group L.P., 4.00%, 10/01/2026	6,674,000	7,162,043
Simon Property Group L.P., 3.50%, 09/01/2025	1,689,000	1,808,517
		8,970,560
Semiconductors–1.21%
Broadcom, Inc., 3.46%, 09/15/2026(b)	11,771,000	12,518,423
Marvell Technology, Inc., 4.20%, 06/22/2023(c)	3,695,000	3,863,028
Microchip Technology, Inc.,
4.33%, 06/01/2023	3,694,000	3,868,862
0.98%, 09/01/2024(c)	2,590,000	2,553,542
4.25%, 09/01/2025	8,330,000	8,653,837
NXP B.V./NXP Funding LLC (China), 4.63%, 06/01/2023(c)	4,387,000	4,615,064
		36,072,756
Soft Drinks–0.14%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(c)	4,196,000	4,131,944
Sovereign Debt–0.36%
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	5,347,000	5,273,318
4.75%, 01/26/2026	5,690,000	5,343,519
		10,616,837
Specialized Finance–0.08%
Element Fleet Management Corp. (Canada), 1.60%, 04/06/2024(c)	2,291,000	2,302,665
Specialized REITs–0.85%
American Tower Corp.,
3.00%, 06/15/2023	4,767,000	4,912,923
0.60%, 01/15/2024(b)	4,545,000	4,494,300
Equinix, Inc., 2.63%, 11/18/2024	11,850,000	12,222,629
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	3,698,000	3,849,100
		25,478,952
Specialty Chemicals–0.77%
Avient Corp., 5.25%, 03/15/2023	3,767,000	3,925,157
Celanese US Holdings LLC, 3.50%, 05/08/2024	3,700,000	3,892,136
DuPont de Nemours, Inc., 4.21%, 11/15/2023(b)	3,049,000	3,224,135
PPG Industries, Inc., 2.40%, 08/15/2024	3,976,000	4,110,549
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	7,859,000	7,756,912
		22,908,889
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Steel–0.37%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	$3,881,000	$4,069,832
POSCO (South Korea), 2.38%, 01/17/2023(c)	5,021,000	5,098,580
Steel Dynamics, Inc., 2.40%, 06/15/2025	1,738,000	1,784,986
		10,953,398
Systems Software–0.33%
Oracle Corp., 2.50%, 04/01/2025	3,455,000	3,558,056
VMware, Inc., 2.95%, 08/21/2022	6,285,000	6,374,471
		9,932,527
Technology Hardware, Storage & Peripherals–0.15%
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	4,254,000	4,366,637
Thrifts & Mortgage Finance–0.39%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(c)	11,810,000	11,531,402
Tobacco–0.64%
Altria Group, Inc., 2.35%, 05/06/2025	1,549,000	1,592,683
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	4,899,000	5,104,632
2.79%, 09/06/2024	4,148,000	4,291,447
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	4,112,000	4,053,161
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(c)	3,882,000	4,026,500
		19,068,423
Trading Companies & Distributors–0.37%
Air Lease Corp.,
2.30%, 02/01/2025	4,000,000	4,062,977
1.88%, 08/15/2026	7,000,000	6,895,933
		10,958,910
Trucking–1.83%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.45%, 07/01/2024(c)	5,542,000	5,845,039
4.00%, 07/15/2025(c)	4,719,000	5,102,312
1.20%, 11/15/2025(c)	4,335,000	4,257,119
Ryder System, Inc.,
2.50%, 09/01/2024	5,974,000	6,187,058
4.63%, 06/01/2025	5,716,000	6,299,615
3.35%, 09/01/2025(b)	7,704,000	8,192,679
Triton Container International Ltd. (Bermuda),
0.80%, 08/01/2023(c)	2,000,000	1,985,273
1.15%, 06/07/2024(c)	8,984,000	8,885,639
2.05%, 04/15/2026(c)	7,801,000	7,741,593
		54,496,327
Wireless Telecommunication Services–1.67%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	11,973,000	12,794,617
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	$10,746,750	$11,222,509
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	4,337,000	4,290,356
2.25%, 02/15/2026(c)	4,604,000	4,554,484
2.63%, 04/15/2026	7,499,000	7,513,061
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)(c)	3,001,000	3,068,237
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	5,888,000	6,239,313
		49,682,577
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,125,585,729)		2,146,666,212

Asset-Backed Securities–23.45%
American Credit Acceptance Receivables Trust,
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	113,824	114,422
Series 2019-1, Class C, 3.50%, 04/14/2025(c)	285,503	286,322
Series 2019-2, Class D, 3.41%, 06/12/2025(c)	1,935,000	1,976,561
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	1,086,521	1,092,742
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	2,659,062	2,663,303
Series 2017-4, Class D, 3.08%, 12/18/2023	1,480,000	1,498,072
Series 2018-3, Class C, 3.74%, 10/18/2024	3,465,000	3,545,398
Series 2019-2, Class C, 2.74%, 04/18/2025	1,335,000	1,365,229
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,815,598
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,865,380
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	1,735,771	1,742,600
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	5,023,518	5,053,841
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	4,856,801	4,819,643
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(i)	15,000,000	15,057,586
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(i)	1,109,123	1,115,474
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(i)	1,397,757	1,407,012
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(i)	3,208,909	3,220,639
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.30% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(e)	11,812,000	11,821,757
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Banc of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	$20,000,000	$20,867,630
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 2.55%, 05/25/2034(i)	19,216	19,820
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	6,621,166	6,812,630
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	6,620,190	6,642,558
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	6,567,586	6,652,303
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	7,020,389	7,191,511
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.43%, 08/25/2033(i)	22,212	23,043
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	138,288	141,324
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	258,827	263,055
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(j)	25,868,990	646,766
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	3,893,079	3,882,974
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 0.95% (1 mo. USD LIBOR + 0.85%), 11/15/2026(c)(e)	3,455,000	3,451,829
Series 2021-VOLT, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 09/15/2036(c)(e)	6,565,000	6,541,521
Series 2021-VOLT, Class B, 1.04% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(e)	11,325,000	11,262,386
Series 2021-VOLT, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(e)	2,795,000	2,775,493
Series 2021-VOLT, Class D, 1.74% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(e)	6,464,000	6,439,348
Series 2021-XL2, Class B, 1.09% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(e)	2,495,000	2,487,038
BX Trust, Series 2021-LGCY, Class A, 0.60% (1 mo. USD LIBOR + 0.51%), 10/15/2023(c)(e)	25,000,000	24,802,947
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(c)(j)	46,365	200
CarMax Auto Owner Trust,
Series 2017-4, Class D, 3.30%, 05/15/2024	1,120,000	1,120,853
Series 2018-1, Class D, 3.37%, 07/15/2024	810,000	815,705
Series 2018-3, Class A3, 3.13%, 06/15/2023	1,533,901	1,541,961
Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,204,574
Principal Amount		Value

CCG Receivables Trust,
Series 2018-2, Class C, 3.87%, 12/15/2025(c)	$755,000	$759,665
Series 2019-1, Class B, 3.22%, 09/14/2026(c)	2,540,000	2,591,608
Series 2019-1, Class C, 3.57%, 09/14/2026(c)	555,000	567,827
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	1,445,000	1,471,322
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	695,000	706,309
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(j)	8,669,612	321,263
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(i)	150,729	152,530
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(i)	2,628,359	2,677,991
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.01%, 01/25/2036(i)	303,064	292,137
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.32% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(e)	2,390,000	2,390,817
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(j)	10,881,573	170,751
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	511,137	527,328
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(j)	22,920,059	1,027,486
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 1.85%, 08/25/2034(i)	77,872	76,379
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	603,545	630,547
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(c)(i)	2,282,196	2,297,090
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	6,755,794	6,823,163
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	750,000	750,677
COLT 2021-5 Mortgage Loan Trust, Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(i)	9,995,000	10,032,501
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(i)	2,508,296	2,510,323
Series 2020-1, Class A2, 2.69%, 02/25/2050(c)(i)	647,874	648,305
Series 2020-1R, Class A1, 1.26%, 09/25/2065(c)(i)	1,647,297	1,651,676
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	1,749,690	1,755,820
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(j)	11,342,557	128,682
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	422,377	436,109
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$269,176	$272,742
Series 2005-JA, Class A7, 5.50%, 11/25/2035	346,793	343,447
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(g)	3,092,916	3,101,189
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	1,761,196	1,757,042
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	7,442,311	7,407,150
Credit Suisse Mortgage Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(c)(i)	6,785,567	6,816,358
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(c)(i)	16,561,632	16,876,946
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	4,465,000	4,479,126
Series 2019-2, Class D, 2.48%, 04/22/2025(c)	1,530,000	1,541,391
Drive Auto Receivables Trust,
Series 2018-2, Class D, 4.14%, 08/15/2024	1,088,251	1,103,130
Series 2018-3, Class D, 4.30%, 09/16/2024	1,324,592	1,344,273
Series 2018-5, Class C, 3.99%, 01/15/2025	712,837	716,756
Series 2019-1, Class C, 3.78%, 04/15/2025	766,138	769,046
Series 2019-3, Class C, 2.90%, 08/15/2025	2,199,853	2,218,462
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	2,953,547
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 0.00% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(e)	1,705,121	1,705,970
DT Auto Owner Trust,
Series 2018-2A, Class D, 4.15%, 03/15/2024(c)	525,463	531,333
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	2,071,780	2,088,696
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	958,789	963,632
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	2,305,066	2,291,400
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	4,215,000	4,312,693
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	1,712,922	1,721,706
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	3,225,000	3,286,760
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	11,013,434	11,201,723
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	2,401,104	2,448,394
Principal Amount		Value

FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.78%, 10/25/2045(c)(i)	$5,250,000	$5,340,666
Series 2013-K25, Class C, 3.74%, 11/25/2045(c)(i)	2,362,000	2,413,850
Series 2013-K26, Class C, 3.72%, 12/25/2045(c)(i)	1,642,030	1,680,079
Series 2013-K27, Class C, 3.62%, 01/25/2046(c)(i)	530,000	542,402
Series 2013-K28, Class C, 3.61%, 06/25/2046(c)(i)	530,000	544,714
Series 2013-K29, Class C, 3.59%, 05/25/2046(c)(i)	1,915,000	1,972,624
Series 2013-K30, Class C, 3.67%, 06/25/2045(c)(i)	917,000	945,784
Series 2015-K721, Class B, 3.68%, 11/25/2047(c)(i)	1,150,000	1,171,179
Series 2017-K724, Class B, 5.26%, 12/25/2049(c)(i)	1,395,000	1,448,972
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(c)(i)	110,109	111,368
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(i)	3,475,024	3,508,048
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(g)	1,458,130	1,463,099
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.20% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(e)	6,000,000	5,995,482
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 0.00% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(e)	7,612,000	7,613,758
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 1.20% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(e)	7,000,000	7,000,518
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 1.32% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(e)	8,922,385	8,901,016
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	90,039	90,857
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	409,235	420,387
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	5,764,455	5,870,420
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(i)	62,581	64,900
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	1,584,000	1,574,312
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	700,000	697,545
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(c)	2,344,645	2,384,698
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 1.38% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(e)	$3,000,000	$3,002,766
IP Lending II Ltd., Series 2021-2A, Class SNR, 3.65%, 07/15/2025(c)(k)	5,000,000	4,940,496
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,460,085
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	792,997	795,970
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.43%, 07/25/2035(i)	223,487	228,502
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(j)	26,629,615	837,259
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 0.89% (1 mo. USD LIBOR + 0.80%), 05/15/2036(c)(e)	7,750,000	7,756,090
Series 2019-KNSQ, Class C, 1.14% (1 mo. USD LIBOR + 1.05%), 05/15/2036(c)(e)	4,250,000	4,235,357
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(i)	21,126	8,496
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(e)	7,380,000	7,374,235
Series 2021-BMR, Class B, 0.97% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(e)	3,580,000	3,559,502
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(c)	15,000,000	15,270,186
Med Trust,
Series 2021-MDLN, Class A, 1.05% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(e)	4,135,000	4,145,514
Series 2021-MDLN, Class B, 1.55% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(e)	6,685,000	6,681,587
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	4,421,907	4,494,488
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	4,262,193	4,353,481
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.15%, 11/25/2035(i)	542,346	548,005
MFA 2021-INV2 Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2051(c)(i)	8,957,495	8,920,156
MFRA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(i)	4,668,295	4,698,975
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(i)	5,988,387	6,082,718
Principal Amount		Value

MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(c)	$3,699,377	$3,703,639
Series 2020-A, Class A3, 0.97%, 04/09/2027(c)	5,800,000	5,751,078
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	2,235,000	2,290,056
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 11/15/2034(c)(e)	8,028,000	8,015,257
Series 2017-CLS, Class B, 0.94% (1 mo. USD LIBOR + 0.85%), 11/15/2034(c)(e)	3,944,000	3,937,964
Series 2017-CLS, Class C, 1.09% (1 mo. USD LIBOR + 1.00%), 11/15/2034(c)(e)	2,676,000	2,672,024
Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(j)	8,627,698	334,335
Motel Trust,
Series 2021-MTL6, Class A, 0.99% (1 mo. USD LIBOR + 0.90%), 09/15/2038(c)(e)	1,940,000	1,939,995
Series 2021-MTL6, Class B, 1.29% (1 mo. USD LIBOR + 1.20%), 09/15/2038(c)(e)	780,000	780,063
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	2,341,234	2,376,606
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	1,863,980	1,898,106
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.14% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(e)	7,455,000	7,457,363
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(i)	1,188,500	1,196,721
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(i)	2,034,573	2,045,734
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	5,313,774	5,409,641
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.08% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(e)	5,145,000	5,152,604
Series 2020-8RA, Class A1, 1.34% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(e)	9,602,000	9,604,372
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.34% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(e)	8,832,000	8,833,236
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(e)	7,550,413	7,559,126
Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(i)	494,359	500,857
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	7,120,000	7,136,162
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

PPM CLO 3 Ltd., Series 2019-3A, Class AR, 1.21% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(e)	$3,874,000	$3,873,760
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	1,560,000	1,576,440
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	5,005,000	4,986,008
Series 2021-SFR10, Class A, 2.39%, 12/17/2038(c)	3,725,000	3,730,617
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,136	3,958
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(i)	664,793	667,069
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	1,770,199	1,781,405
Santander Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.20%, 11/15/2023	1,007,969	1,010,781
Series 2018-1, Class D, 3.32%, 03/15/2024	543,237	546,265
Series 2018-2, Class D, 3.88%, 02/15/2024	1,309,891	1,323,364
Series 2019-2, Class D, 3.22%, 07/15/2025	2,675,000	2,735,445
Series 2019-3, Class D, 2.68%, 10/15/2025	2,230,000	2,265,064
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(c)	4,295,000	4,312,893
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	1,555,000	1,572,382
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	2,845,000	2,879,972
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	625,429	624,522
Series 2013-6, Class A2, 3.00%, 05/25/2043(i)	897,604	899,922
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	528,736	530,802
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(c)	2,716,390	2,743,858
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	4,602,317	4,512,151
Star Trust, Series 2021-SFR1, Class A, 0.69% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(e)	18,579,790	18,573,571
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	931,496	937,182
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(i)	2,810,350	2,800,632
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(i)	662,706	140,422
Principal Amount		Value

Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.13% (3 mo. USD LIBOR + 1.00%), 01/20/2029(c)(e)	$12,119,000	$12,167,730
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	7,912,667	7,929,366
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(e)	7,162,000	7,172,829
Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(c)(i)	106,800	107,000
Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(i)	1,549,216	1,566,805
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(j)	14,826,020	612,426
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(l)	739,998	6,878
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	3,275,798	3,295,059
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	924,655	929,184
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	4,481,608	4,444,254
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(i)	2,692,125	2,676,072
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	7,121,000	7,131,792
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	4,265,683	4,259,613
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	2,845,131	2,839,825
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(i)	110,376	111,692
Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035(i)	44,925	45,668
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(i)	203,575	207,300
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	202,525	202,471
Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(j)	11,991,082	556,405
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(c)	6,527,500	6,818,237
Westlake Automobile Receivables Trust,
Series 2019-2A, Class C, 2.84%, 07/15/2024(c)	2,467,471	2,481,980
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	3,590,000	3,618,617
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, IO, 1.63%, 12/15/2045(c)(j)	3,132,932	32,818
Series 2012-C6, Class XA, IO, 2.24%, 04/15/2045(c)(j)	192,743	10
Series 2013-C16, Class B, 5.17%, 09/15/2046(i)	4,500,000	4,683,302
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.14%, 12/15/2025	$1,000,000	$1,006,024
Series 2019-B, Class A, 2.49%, 04/15/2026	3,665,000	3,706,482
Series 2019-C, Class A, 2.21%, 07/15/2026	3,130,000	3,174,815
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	9,970,012	10,242,436
Total Asset-Backed Securities (Cost $700,718,893)		699,501,326
U.S. Treasury Securities–3.03%
U.S. Treasury Bills–0.16%
0.02%, 02/17/2022(m)(n)	4,648,000	4,647,519
U.S. Treasury Notes–2.87%
0.50%, 11/30/2023	22,949,000	22,926,141
0.75%, 11/15/2024	21,957,400	21,906,795
1.25%, 11/30/2026	40,576,600	40,762,047
		85,594,983
Total U.S. Treasury Securities (Cost $90,091,601)		90,242,502
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.90%
Collateralized Mortgage Obligations–0.53%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(l)	624,333	111,587
6.50%, 02/25/2032 to 07/25/2032(l)	318,902	55,936
6.00%, 12/25/2032 to 09/25/2035(l)	779,545	124,134
5.50%, 11/25/2033 to 06/25/2035(l)	605,229	100,193
PO, 0.00%, 09/25/2032(o)	25,793	24,126
Fannie Mae REMICs,
7.50%, 09/25/2022	49,626	50,541
6.50%, 06/25/2023 to 11/25/2029	85,427	93,579
1.09% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	45,079	46,123
0.59% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	20,784	20,920
0.49% (1 mo. USD LIBOR + 0.40%), 11/25/2033 to 03/25/2042(e)	109,830	110,729
5.50%, 04/25/2035 to 07/25/2046(l)	3,638,135	3,067,675
24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	77,818	121,607
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	287,052	439,204
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	39,253	61,433
5.00%, 04/25/2040 to 09/25/2047(e)(l)	6,512,524	1,296,351
4.00%, 03/25/2041 to 08/25/2047(l)	1,348,826	218,546
0.54% (1 mo. USD LIBOR + 0.45%), 02/25/2047(e)	60,882	61,066
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
IO, 6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 02/25/2035(e)(l)	$797,264	$139,758
3.00%, 11/25/2027(l)	1,116,377	60,756
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(l)	168,040	30,790
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(l)	33,420	6,454
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(l)	204,797	33,877
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(e)(l)	68,268	14,251
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(l)	95,992	20,109
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(l)	64,593	11,018
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(l)	33,038	6,638
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(e)(l)	214,731	45,697
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(l)	149,864	28,318
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(l)	181,628	42,250
7.00%, 04/25/2033(l)	901,862	167,932
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(l)	401,749	60,187
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(l)	301,849	35,537
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(l)	170,608	24,393
3.50%, 08/25/2035(l)	3,822,650	469,584
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(l)	132,616	23,399
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(l)	434,078	79,919
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(l)	730,286	146,354
4.50%, 02/25/2043(l)	262,573	41,825
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	59,258,581	415,053
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	37,474,575	459,472
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	27,530,210	653,661
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	27,060,251	1,023,946
Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	22,326,807	1,397,008
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
1.68% (COF 11 + 1.45%), 12/15/2023(e)	$265,385	$268,521
6.50%, 04/15/2028 to 06/15/2032	796,679	905,817
6.00%, 01/15/2029 to 04/15/2029	372,546	414,853
7.50%, 09/15/2029	54,587	62,627
8.00%, 03/15/2030	33,712	39,631
1.04% (1 mo. USD LIBOR + 0.95%), 08/15/2031 to 01/15/2032(e)	65,716	67,286
1.09% (1 mo. USD LIBOR + 1.00%), 12/15/2031 to 03/15/2032(e)	135,624	138,277
0.59% (1 mo. USD LIBOR + 0.50%), 01/15/2033(e)	2,881	2,924
5.00%, 08/15/2035	1,296,097	1,467,144
4.00%, 06/15/2038 to 03/15/2045(l)	749,515	145,063
IO, 5.91% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(e)(l)	217,418	15,287
3.00%, 06/15/2027 to 12/15/2027(l)	3,801,005	210,493
2.50%, 05/15/2028(l)	791,168	41,082
8.61% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(l)	35,195	2,419
7.96% (8.05% - (1.00 x 1 mo. USD LIBOR)), 02/15/2029(e)(l)	168,553	23,765
7.66% (7.75% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(l)	151,170	20,190
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(e)(l)	98,273	15,056
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(l)	450,153	63,941
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(l)	101,678	14,251
6.63% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(l)	330,158	45,227
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(l)	453,396	52,402
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(l)	65,586	13,631
5.98% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(l)	853,412	143,986
6.16% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(l)	165,923	26,919
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(l)	881,773	100,596
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(l)	1,636,809	96,109
3.27%, 12/15/2027(j)	404,057	21,201
6.50%, 02/01/2028(l)	17,548	2,254
7.00%, 09/01/2029(l)	133,421	21,796
7.50%, 12/15/2029(l)	56,329	9,891
6.00%, 12/15/2032(l)	51,703	7,672
		15,902,247
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.00%, 01/01/2022 to 07/01/2024	$122,613	$134,413
6.50%, 01/01/2022 to 04/01/2034	78,424	87,670
9.00%, 08/01/2022 to 05/01/2025	2,268	2,422
8.50%, 05/01/2024 to 08/17/2026	34,393	34,753
7.00%, 10/25/2024 to 03/01/2035	743,285	828,259
7.50%, 01/01/2032 to 02/01/2032	423,898	486,354
5.00%, 07/01/2033 to 06/01/2034	218,093	246,952
5.50%, 09/01/2039	503,456	582,573
ARM, 1.84% (6 mo. USD LIBOR + 1.64%), 07/01/2036(e)	18,179	18,967
2.51% (1 yr. USD LIBOR + 2.16%), 02/01/2037(e)	6,747	7,224
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(e)	6,971	7,312
		2,436,899
Federal National Mortgage Association (FNMA)–0.23%
5.00%, 12/01/2021 to 06/01/2022	192	197
8.00%, 12/01/2022 to 07/01/2032	85,233	86,978
6.50%, 11/01/2023 to 10/01/2035	1,315,629	1,468,640
7.00%, 11/01/2025 to 08/01/2036	1,578,696	1,753,879
7.50%, 02/01/2027 to 08/01/2033	999,953	1,136,041
9.00%, 01/01/2030	29,846	30,330
8.50%, 05/01/2030 to 07/01/2032	69,549	75,571
6.00%, 06/01/2030 to 03/01/2037	1,590,352	1,850,169
5.50%, 02/01/2035 to 05/01/2036	213,281	245,203
ARM, 2.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	17,209	17,326
2.30% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	31,851	33,926
2.03% (1 yr. USD LIBOR + 1.69%), 03/01/2038(e)	7,078	7,428
		6,705,688
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–0.06%
8.00%, 07/15/2022 to 08/15/2028	$8,848	$8,886
7.50%, 10/15/2022 to 11/15/2026	19,167	20,379
6.50%, 07/15/2023 to 02/15/2034	453,411	503,511
7.00%, 10/15/2026 to 01/20/2030	76,973	81,471
8.50%, 07/20/2027	30,090	33,227
IO, 6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(l)	828,715	145,959
6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(l)	1,293,967	189,769
4.50%, 09/16/2047(l)	2,172,857	314,662
6.11% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(l)	2,273,301	404,323
		1,702,187
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $26,689,392)		26,747,021

Agency Credit Risk Transfer Notes–0.40%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	1,784,390	1,858,254
Series 2018-R07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 04/25/2031(c)(e)	790,492	793,637
Series 2019-R02, Class 1M2, 2.39% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(e)	325,445	327,143
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(e)	317,762	319,237
Freddie Mac,
Series 2013-DN2, Class M2, STACR®, 4.34% (1 mo. USD LIBOR + 4.25%), 11/25/2023(e)	1,475,919	1,522,778
Series 2014-DN1, Class M3, STACR®, 4.59% (1 mo. USD LIBOR + 4.50%), 02/25/2024(e)	884,576	916,052
Series 2014-DN3, Class M3, STACR®, 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	699,503	714,498
Series 2014-DN4, Class M3, STACR®, 4.64% (1 mo. USD LIBOR + 4.55%), 10/25/2024(e)	99,859	102,327
Series 2016-DNA2, Class M3, STACR®, 4.74% (1 mo. USD LIBOR + 4.65%), 10/25/2028(e)	707,770	734,208
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	1,178,910	1,191,853
Series 2018-DNA2, Class M1, STACR®, 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(c)(e)	556,563	556,609
Series 2018-HRP1, Class M2, STACR®, 1.74% (1 mo. USD LIBOR + 1.65%), 04/25/2043(c)(e)	1,832,452	1,833,136
Series 2018-DNA3, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(c)(e)	2,126	2,126
Principal Amount		Value

Series 2018-HQA2, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(e)	$364,551	$364,571
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(e)	827,900	831,129
Total Agency Credit Risk Transfer Notes (Cost $12,151,626)		12,067,558
Shares
Preferred Stocks–0.13%
Diversified Banks–0.07%
JPMorgan Chase & Co., 3.60%, Series I, Pfd., (3 mo. USD LIBOR + 3.47%)(e)	1,956,000	1,958,394
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(d)	75,000	1,920,000
Total Preferred Stocks (Cost $4,016,425)		3,878,394
Money Market Funds–0.02%
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(p)(q)	462,516	462,655
Total Money Market Funds (Cost $462,410)		462,655
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,959,716,076)		2,979,565,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.09%
Invesco Private Government Fund, 0.02%(p)(q)(r)	27,654,689	27,654,689
Invesco Private Prime Fund, 0.11%(p)(q)(r)	64,508,256	64,527,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,182,298)		92,182,297
TOTAL INVESTMENTS IN SECURITIES–102.99% (Cost $3,051,898,374)		3,071,747,965
OTHER ASSETS LESS LIABILITIES—(2.99)%		(89,062,810)
NET ASSETS–100.00%		$2,982,685,155
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,333,215,435, which represented 44.70% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Zero coupon bond issued at a discount.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,258,944	$304,910,954	$(357,169,898)	$-	$-	$-	$6,883
Invesco Liquid Assets Portfolio, Institutional Class	38,508,674	216,992,890	(255,036,518)	(4,769)	2,378	462,655	2,002
Invesco Treasury Portfolio, Institutional Class	59,724,507	348,469,661	(408,194,168)	-	-	-	3,044
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,957,312	340,395,285	(314,697,908)	-	-	27,654,689	2,766*
Invesco Private Prime Fund	2,935,968	669,048,879	(607,449,246)	(1)	(7,992)	64,527,608	37,414*
Total	$155,385,405	$1,879,817,669	$(1,942,547,738)	$(4,770)	$(5,614)	$92,644,952	$52,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,280	March-2022	$1,154,917,505	$2,156,721	$2,156,721
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	3,889	March-2022	(472,118,525)	(3,555,425)	(3,555,425)
U.S. Treasury 10 Year Notes	667	March-2022	(87,251,938)	(1,261,047)	(1,261,047)
U.S. Treasury Long Bonds	53	March-2022	(8,592,625)	(219,867)	(219,867)
Subtotal—Short Futures Contracts				(5,036,339)	(5,036,339)
Total Futures Contracts				$(2,879,618)	$(2,879,618)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,146,666,212	$—	$2,146,666,212
Asset-Backed Securities	—	694,560,830	4,940,496	699,501,326
U.S. Treasury Securities	—	90,242,502	—	90,242,502
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	26,747,021	—	26,747,021
Agency Credit Risk Transfer Notes	—	12,067,558	—	12,067,558
Preferred Stocks	1,920,000	1,958,394	—	3,878,394
Money Market Funds	462,655	92,182,297	—	92,644,952
Total Investments in Securities	2,382,655	3,064,424,814	4,940,496	3,071,747,965
Other Investments - Assets*
Futures Contracts	2,156,721	—	—	2,156,721
Other Investments - Liabilities*
Futures Contracts	(5,036,339)	—	—	(5,036,339)
Total Other Investments	(2,879,618)	—	—	(2,879,618)
Total Investments	$(496,963)	$3,064,424,814	$4,940,496	$3,068,868,347

*	Unrealized appreciation (depreciation).
Invesco Short Term Bond Fund